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                         VARIABLE ANNUITY ACCOUNT FOUR
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     (THE ANCHOR ADVISOR VARIABLE ANNUITY)
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              SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 29, 1999

     The minimum initial purchase payment for the Anchor Advisor has been reduced from $20,000 to $10,000.

     The last sentence of the first page of the profile under the heading Purchasing An Anchor Advisor Variable Annuity Contract is hereby deleted and replaced with the following:

     - The minimum initial purchase payment is $10,000 and subsequent amounts of $500 or more may be added to your contract at any time during the accumulation phase.

     Further, the first sentence of the second paragraph under the heading Purchasing An Anchor Advisor Variable Annuity on Page 5 of the Prospectus is hereby deleted and replaced with the following:

     - The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract.

Date:  October 11, 1999

               Please keep this Supplement with your Prospectus.